SEMIANNUAL
REPORT


September 30, 1999

TEMPLETON
LATIN AMERICA FUND



[LOGO](R)
FRANKLIN(R) TEMPLETON(R)

[LOGO]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.

SHAREHOLDER LETTER


-------------------------------------------------------------------------------
YOUR FUND'S GOAL: TEMPLETON LATIN AMERICA FUND SEEKS LONG-TERM CAPITAL APPRECIATION. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 65% OF ITS TOTAL ASSETS IN THE EQUITY AND DEBT SECURITIES OF LATIN AMERICAN ISSUERS.
-------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report of Templeton Latin America Fund covers the six months ended September 30, 1999. During this time, Brazil moved forward with economic stabilization plans, global commodity prices began to strengthen, capital flows into the region increased, and many Latin American equity markets began to show positive returns. However, in August, fear of rising U.S. interest rates reversed this positive momentum. Within this environment, the Templeton Latin America Fund -- Class A posted a six-month cumulative total return of 5.56%, as shown in the Performance Summary on page 6, while its benchmark index (the International Finance Corporation Investable Latin America Index) delivered a 6.28% return.(1)

CONTENTS

Shareholder Letter ..........................  1

Performance Summary .........................  6

Financial Highlights &
Statement of Investments ....................  8

Financial Statements ........................ 13

Notes to Financial Statements ............... 16

Change In Independent
Auditor ..................................... 20


                               [PYRAMID GRAPHIC]


You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.

(1.) Source: Standard & Poor's(R) Micropal. International Finance Corporation Investable Latin America Index measures the total return of equities in seven Latin American countries (Argentina, Brazil, Chile, Columbia, Mexico, Peru, and Venezuela) as if they were in one market, and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
9/30/99

[THIS CHART SHOWS IN PIE FORMAT THE GEOGRAPHIC DISTRIBUTION OF TEMPLETON LATIN AMERICA FUND, BASED ON TOTAL NET ASSETS AS OF 9/30/99.]

Mexico                        40.9%
Brazil                        40.8%
Argentina                      7.0%
Chile                          6.3%
Peru                           1.5%
Colombia                       1.1%
Short-Term Investments &
Other Net Assets               2.4%



BRAZIL

During the six months under review, Brazil's economy started to recover from the economic crisis it began to experience in the fall of 1998. But even though interest rates declined and inflation stabilized, the country's current account deficit remained high and the Bovespa Index posted a negative U.S. dollar return of -5.43% for the period.(2) Throughout the period, we implemented our bottom-up philosophy, adding to our positions in companies we believed to have strong balance sheets and sound long-term prospects.

Focusing on the telecommunications sector, we increased our holdings of Telesp Participacoes SA (Telesp), located in Sao Paulo, a state with high gross domestic product per capita. Telesp has the management support of the Spanish telecommunications operator Telefonica de Espana and, in our opinion, could benefit from Telefonica de Espana's efforts to increase line buildout. In addition, we increased our position in Embratel Participacoes SA, a long-distance operator, which has the management support of MCI WorldCom. Although the company faces competition in the near term, we believe it should benefit from its Internet strategy in the longer term. The Fund's Brazilian exposure that began the period at 40.3% of total net assets, increased slightly to end the period at 40.8%.

MEXICO

Mexico's economy remained sound during the six months under review. Trade grew, inflation and the current account deficit remained under control and the Bolsa Index posted a U.S. dollar


(2.) Source: Brazil Bovespa Index. Market return is measured in U.S. dollars and does not include reinvested dividends.

return of 5.27%.(3) At the close of the reporting period, our Mexican holdings represented 40.9% of total net assets, compared to 36.8% on March 31, 1999. During the period, we added to our position in Grupo Carso SA de CV, a diversified Mexican conglomerate with exposure to telecommunications, mining, retail and hotel industries. We also initiated a position in Kimberly-Clark de Mexico SA de CV, A, which we expect to benefit from Mexico's positive future economic prospects.

ARGENTINA

Argentina's fiscal picture continued to deteriorate throughout the reporting period. Despite the fact that its export competitiveness was reduced by Brazil's currency devaluation, Argentina's central bank was unable to reduce interest rates because its currency is pegged to the U.S. dollar. However, the Merval Index performed well, returning 28.50% during the reporting period.(4)

YPF Sociedad Anonima, an Argentinean oil company, which represented 14% of the Merval Index, was acquired by Repsol SA, a Spanish oil company, for a premium, which contributed to the large gain in the Merval Index. The Fund also benefited from this acquisition and reinvested the proceeds into Brazil and Mexico. As a result, our Argentinean exposure fell from 11.6% of total net assets on March 31, 1999, to 7.0% of total net assets as of September 30, 1999.

CHILE

Chile remained in a recession during the reporting period, despite efforts of the central bank to stimulate the economy by


INDUSTRY BREAKDOWN*
Based on Total Net Assets
9/30/99

[Pie Chart]

[THIS CHART SHOWS IN PIE FORMAT THE TOP 10 INDUSTRIES REPRESENTED IN TEMPLETON LATIN AMERICA FUND, BASED ON TOTAL NET ASSETS AS OF 9/30/99.]

Services                           40.6%
Materials                          21.4%
Energy                             10.9%
Multi-Industry                      9.6%
Finance                             9.4%
Consumer Goods                      5.0%
Capital Equipment                   0.7%
Short-Term Investments &
  Other Net Assets                  2.4%

*The industry allocation uses MSCI's industry definitions for convenience of comparison



(3.) Source: Mexico Bolsa Index. Market return is measured in U.S. dollars and does not include reinvested dividends.

(4.) Source: Argentina Merval Index. Market return is measured in U.S. dollars and does not include reinvested dividends.

TOP 10 HOLDINGS
9/30/99

[THIS CHART LISTS THE TOP 10 HOLDINGS, INLCUDING INDUSTRY AND COUNTRY, OF TEMPLETON LATIN AMERICA FUND, BASED ON TOTAL NET ASSETS AS OF 9/30/99.]

COMPANY                                      % OF TOTAL
INDUSTRY, COUNTRY                            NET ASSETS
Telefonos de Mexico SA
(Telmex), L, ADR
Telecommunications, Mexico                         7.3%

Banco Itau SA, pfd.
Banking, Brazil                                    7.1%

Cifra SA de CV, V, ADR
Merchandising, Mexico                              5.8%

Grupo Carso SA de CV
Multi-Industry, Mexico                             5.3%

Tele Centro Sul
Participacoes SA, ADR, pfd.
Telecommunications, Brazil                         5.1%

Perez Companc SA, B
Energy Sources, Argentina                          4.7%

Telesp Celular
Participacoes SA, ADR, pfd.
Telecommunications, Brazil                         4.3%

Industrias Penoles SA
Metals & Mining, Mexico                            4.3%

Alfa SA de CV, A
Multi-Industry, Mexico                             4.2%

Embratel Participacoes SA, ADR, pfd.
Telecommunications, Brazil                         4.2%


cutting interest rates and lifting the trading bands on the Chilean peso. Although the Chilean equity market exhibited a slight rebound in June 1999 due to rising global copper prices, it posted a U.S. dollar market total return of only - 1.13% during the reporting period as a whole.(5) On September 30, 1999, the Fund's Chilean exposure was 6.3% of total net assets, compared to 6.2% as of March 31, 1999.

OTHER EXPOSURE

Due to continued political and economic uncertainty, the Fund's exposure to Colombia and Peru remained low. On September 30, 1999, Columbia represented 1.1%, and Peru 1.5% of the Fund's total net assets.

LOOKING AHEAD

As noted above, Mexico, Chile and Argentina have maintained relatively tight fiscal policies and Brazil has taken steps to get its fiscal house in order. Although Latin America is still vulnerable to global macroeconomic events, and the region may experience periods of volatility in the near term as elections take place in Argentina and Mexico, we continue to believe in the long-term fundamentals of the region. Because we believe that regional allocation should be a result of individual stock selection, we shall maintain our bottom-up approach of searching for equities we consider to be undervalued and not attempt to match the weightings of the Fund's benchmark index (International Finance Corporation Investable Latin America Index).

It is important to remember that investing in emerging markets concentrated in a single region involves special considerations, including risks related to market and currency volatility, adverse



(5.) Source: Chile IPSA Index. Market return is measured in U.S. dollars and does not include reinvested dividends.

economic, social and political developments in the region and countries where the Fund invests, and the relatively small size and lesser liquidity of these markets. Investing in any emerging market securities means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. For example, the Mexico stock market has increased 2,367% in the last 15 years, but has suffered nine declines of more than 15% during that time.(6) These special risks and other considerations are discussed in the Fund's prospectus.

Please remember that this discussion reflects our views, opinions and portfolio holdings as of September 30, 1999, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our investment strategies and the Fund's portfolio composition. Although past performance is not predictive of future results, these insights may give you a better understanding of our investment and management philosophy.

We thank you for your continued investment in Templeton Latin America Fund, and welcome your comments and suggestions.

Sincerely,

/s/HEIDI S. ANDERSEN
-----------------------------
Heidi S. Andersen, CFA
Portfolio Manager
Templeton Latin America Fund


(6.) Source: Mexico Bolsa Index. Based on quarterly percentage price change over 15 years ended September 30, 1999. Market return is measured in U.S. dollars and does not include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PERFORMANCE SUMMARY AS OF 9/30/99


Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of each class's operating expenses. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                          CHANGE      9/30/99     3/31/99
----------------------------------------------------------------
Net Asset Value                  +$0.44      $8.55       $8.11

                                DISTRIBUTIONS (4/1/99 - 9/30/99)
----------------------------------------------------------------
Dividend Income                 $0.0121

CLASS C                          CHANGE       9/30/99    3/31/99
----------------------------------------------------------------
Net Asset Value                  +$0.43       $8.49      $8.06

                                DISTRIBUTIONS (4/1/99 - 9/30/99)
----------------------------------------------------------------
Dividend Income                 $0.0014

ADVISOR CLASS                    CHANGE      9/30/99     3/31/99
----------------------------------------------------------------
Net Asset Value                  +$0.45      $8.54       $8.09

                                DISTRIBUTIONS (4/1/99 - 9/30/99)
----------------------------------------------------------------
Dividend Income                 $0.0175


CLASS A (FORMERLY CLASS I):

Subject to the maximum 5.75% initial sales charge.


CLASS C (FORMERLY CLASS II):

Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.


ADVISOR CLASS:

No initial sales charge or Rule
12b-1 fees and are available to a limited class of investors.

The Fund's Investment Manager and Fund Administrator have agreed in advance to waive a portion of their respective fees and, in the case of the Fund Administrator, to make certain payments to reduce expenses, which increases total return to shareholders. If they had not taken this action, total returns would have been lower. After July 31, 2000, the fee waiver and expense reimbursements may be discontinued at any time upon notice to the Fund's Board of Trustees.


             Past performance is not predictive of future results.

PERFORMANCE


                                                                   INCEPTION
CLASS A                           6-MONTH    1-YEAR     3-YEAR     (5/8/95)
----------------------------------------------------------------------------
Cumulative Total Return(1)           5.56%     18.73%    -18.48%     -8.48%
Average Annual Total Return(2)      -0.46%     11.90%     -8.42%     -3.30%
Value of $10,000 Investment(3)      $9,954    $11,190     $7,683     $8,626

                              9/30/96   9/30/97   9/30/98   9/30/99
-------------------------------------------------------------------
One-Year
Total Return(4)               9.86%     35.15%    -49.20%   18.73%

                                                                   INCEPTION
CLASS C                           6-MONTH    1-YEAR     3-YEAR     (5/8/95)
----------------------------------------------------------------------------
Cumulative Total Return(1)           5.35%     18.04%    -19.90%    -11.03%
Average Annual Total Return(2)       3.32%     15.93%     -7.45%     -2.84%
Value of $10,000 Investment(3)     $10,332    $11,593     $7,930     $8,808

                              9/30/96   9/30/97   9/30/98   9/30/99
-------------------------------------------------------------------
One-Year
Total Return(4)               9.01%     34.45%    -49.53%   18.04%

                                                                   INCEPTION
ADVISOR CLASS(5)                  6-MONTH    1-YEAR     3-YEAR     (5/8/95)
----------------------------------------------------------------------------
Cumulative Total Return(1)           5.76%     18.96%    -17.88%     -7.80%
Average Annual Total Return(2)       5.76%     18.96%     -6.36%     -1.83%
Value of $10,000 Investment(3)     $10,576    $11,896     $8,212     $9,220

                              9/30/96   9/30/97   9/30/98   9/30/99
-------------------------------------------------------------------
One-Year
Total Return(4)               9.86%     35.67%    -49.12%   18.96%


(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class. Six-month returns have not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

(4.) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include sales charges.

(5.) On January 2, 1997, the Fund began selling Advisor Class shares to certain eligible investors as described in the prospectus. This share class does not have sales charges or a Rule 12b-1 plan. Performance quotations have been calculated as follows: (a) For periods prior to January 2, 1997, figures reflect Class A performance, excluding the effect of the Class A sales charge, but including the effect of Rule 12b-1 fees and other Class A expenses; and (b) for periods after January 1, 1997, figures reflect actual Advisor Class performance, including the deduction of all fees and expenses applicable to that class. Since January 2, 1997 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -17.23% and -6.66%, respectively.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

TEMPLETON LATIN AMERICA FUND
Financial Highlights

                                                                                         CLASS A
                                                          ---------------------------------------------------------------------
                                                           SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30, 1999      ---------------------------------------------
                                                            (UNAUDITED)++          1999         1998         1997        1996+
                                                          ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period................             $8.11             $12.72       $12.34       $10.53      $10.00
                                                          ---------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss).......................              (.01)               .20          .07          .06         .12
 Net realized and unrealized gains (losses).........               .46              (4.57)         .53         1.86         .51
                                                          ---------------------------------------------------------------------
Total from investment operations....................               .45              (4.37)         .60         1.92         .63
                                                          ---------------------------------------------------------------------
Less distributions from:
 Net investment income..............................              (.01)              (.18)        (.07)        (.08)       (.10)
 Net realized gains.................................                --               (.06)        (.15)        (.03)         --
                                                          ---------------------------------------------------------------------
Total distributions.................................              (.01)              (.24)        (.22)        (.11)       (.10)
                                                          ---------------------------------------------------------------------
Net asset value, end of period......................             $8.55              $8.11       $12.72       $12.34      $10.53
                                                          =====================================================================
Total Return*.......................................             5.56%            (34.37)%       4.94%       18.34%       6.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...................           $13,837            $13,228      $28,714      $18,923      $5,150
Ratios to average net assets:
 Expenses...........................................             2.35%**            2.35%        2.35%        2.35%       2.35%**
 Expenses, excluding waiver and payments by
   affiliate........................................             3.26%**            3.03%        2.57%        3.10%       4.02%**
 Net investment income (loss).......................            (.12)%**            2.07%         .59%         .50%       1.71%**
Portfolio turnover rate.............................            17.89%             48.34%       45.82%        3.72%          --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.
 8

TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                                        CLASS C
                                                         ---------------------------------------------------------------------
                                                          SIX MONTHS ENDED                   YEAR ENDED MARCH 31,
                                                         SEPTEMBER 30, 1999      ---------------------------------------------
                                                           (UNAUDITED)++           1999         1998        1997        1996+
                                                         ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period...............             $8.06              $12.63      $12.28      $10.49       $10.00
                                                         ---------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss)......................              (.03)                .12          --        (.01)         .08
 Net realized and unrealized gains (losses)........               .46               (4.51)        .51        1.85          .48
                                                         ---------------------------------------------------------------------
Total from investment operations...................               .43               (4.39)        .51        1.84          .56
                                                         ---------------------------------------------------------------------
Less distributions from:
 Net investment income.............................                --***             (.12)       (.01)       (.02)        (.07)
 Net realized gains................................                --                (.06)       (.15)       (.03)          --
                                                         ---------------------------------------------------------------------
Total distributions................................                --                (.18)       (.16)       (.05)        (.07)
                                                         ---------------------------------------------------------------------
Net asset value, end of period.....................             $8.49               $8.06      $12.63      $12.28       $10.49
                                                         =====================================================================
Total Return*......................................             5.35%            (34.81)%       4.23%      17.62%        5.67%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..................            $3,502              $3,312      $7,170      $3,524       $1,351
Ratios to average net assets:
 Expenses..........................................             2.77%**             3.00%       3.00%       3.00%        3.00%**
 Expenses, excluding waiver and payments by
   affiliate.......................................             3.68%**             3.68%       3.22%       3.84%        4.67%**
 Net investment income (loss)......................            (.59)%**             1.45%      (.01)%      (.15)%        1.14%**
Portfolio turnover rate............................            17.89%              48.34%      45.82%       3.72%           --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***The Fund paid distributions from net investment income of $0.001 per share. +For the period May 8, 1995 (commencement of operations) to March 31, 1996. ++Based on average weighted shares outstanding.
                                                                               9

TEMPLETON LATIN AMERICA FUND
Financial Highlights (continued)

                                                                                      ADVISOR CLASS
                                                                 --------------------------------------------------------
                                                                  SIX MONTHS ENDED             YEAR ENDED MARCH 31,
                                                                 SEPTEMBER 30, 1999      --------------------------------
                                                                   (UNAUDITED)++           1999         1998       1997+
                                                                 --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period.......................             $8.09              $12.75      $12.35      $10.92
                                                                 --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................               .01                 .31         .07         .02
 Net realized and unrealized gains (losses)................               .46               (4.69)        .59        1.41
                                                                 --------------------------------------------------------
Total from investment operations...........................               .47               (4.38)        .66        1.43
                                                                 --------------------------------------------------------
Less distributions from:
 Net investment income.....................................              (.02)               (.22)       (.11)         --
 Net realized gains........................................                --                (.06)       (.15)         --
                                                                 --------------------------------------------------------
Total distributions........................................              (.02)               (.28)       (.26)         --
                                                                 --------------------------------------------------------
Net asset value, end of period.............................             $8.54               $8.09      $12.75      $12.35
                                                                 ========================================================
Total Return*..............................................             5.76%            (34.37)%       5.43%      13.09%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........................              $158                $116        $139         $71
Ratios to average net assets:
 Expenses..................................................             2.00%**             2.00%       2.00%       2.00%**
 Expenses, excluding waiver and payments by affiliate......             2.91%**             2.68%       2.22%       2.08%**
 Net investment income.....................................              .33%**             2.46%        .45%        .82%**
Portfolio turnover rate....................................            17.89%              48.34%      45.82%       3.72%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to March 31, 1997. ++Based on average weighted shares outstanding.
                       See Notes to Financial Statements.

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED)

                                                              COUNTRY      SHARES          VALUE
                                                              ----------------------------------
COMMON STOCKS 57.4%
BUILDING MATERIALS & COMPONENTS 4.0%
*Cemex SA, ADR..............................................   Mexico        29,242     $   705,454
                                                                                        -----------
CHEMICALS .1%
Sociedad Quimica Y Minera de Chile SA Soquimich, A, ADR.....   Chile            526          15,085
                                                                                        -----------
ENERGY SOURCES 4.7%
Perez Companc SA, B.........................................  Argentina     135,454         819,661
                                                                                        -----------
FOOD & HOUSEHOLD PRODUCTS 3.3%
Panamerican Beverages Inc., A...............................   Mexico        34,420         570,081
                                                                                        -----------
FOREST PRODUCTS & PAPER 6.8%
*Empaques Ponderosa SA de CV (Emapq), B.....................   Mexico     1,042,100         724,726
Kimberly-Clark de Mexico SA de CV, A........................   Mexico        66,560         235,006
Masisa SA, ADR..............................................   Chile         22,100         229,287
                                                                                        -----------
                                                                                          1,189,019
                                                                                        -----------
INDUSTRIAL COMPONENTS .7%
Madeco Manufacturera de Cobre SA, ADR.......................   Chile         12,100         124,025
                                                                                        -----------
MERCHANDISING 6.9%
Carulla SA, ADR, 144A.......................................  Colombia      141,600         193,059
*Cifra SA de CV, V, ADR.....................................   Mexico        64,900       1,022,124
                                                                                        -----------
                                                                                          1,215,183
                                                                                        -----------
METALS & MINING 5.4%
Grupo Mexico SA de CV, B....................................   Mexico        49,300         202,021
Industrias Penoles SA.......................................   Mexico       229,400         748,590
                                                                                        -----------
                                                                                            950,611
                                                                                        -----------
MULTI-INDUSTRY 9.5%
Alfa SA de CV, A............................................   Mexico       175,500         742,634
*Grupo Carso SA de CV.......................................   Mexico       223,000         930,509
                                                                                        -----------
                                                                                          1,673,143
                                                                                        -----------
REAL ESTATE 2.3%
Inversiones Y Representacion SA.............................  Argentina     140,996         397,688
                                                                                        -----------
TELECOMMUNICATIONS 11.7%
Telecomunicacoes de Sao Paulo SA (Telesp)...................   Brazil     6,548,687         502,190
Telefonica del Peru SA, B, ADR..............................    Peru         19,125         256,992
Telefonos de Mexico SA (Telmex), L, ADR.....................   Mexico        18,000       1,282,500
                                                                                        -----------
                                                                                          2,041,682
                                                                                        -----------

TEMPLETON LATIN AMERICA FUND
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 1999 (UNAUDITED) (CONT.)

                                                              COUNTRY      SHARES          VALUE
                                                              ----------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS 2.0%
Companhia Paranaense de Energia-Copel, ADR..................   Brazil        52,400     $   343,875
                                                                                        -----------
TOTAL COMMON STOCKS (COST $10,739,204)......................                             10,045,507
                                                                                        -----------
PREFERRED STOCKS 40.2%
Banco Itau SA, pfd. ........................................   Brazil    24,188,340       1,244,897
Cia Energetica de Minas Gerais Cemig, Br., pfd. ............   Brazil    35,800,000         534,328
Cia Vale do Rio Doce, A, ADR, pfd. .........................   Brazil        22,300         469,413
Embotelladora Andina SA, B, ADR, pfd. ......................   Chile         23,800         309,400
Embratel Participacoes SA, ADR, pfd. .......................   Brazil        64,630         739,206
Petroleo Brasileiro SA (Petrobras), pfd. ...................   Brazil     1,401,300         209,149
Sociedad Quimica Y Minera de Chile SA Soquimich, B, ADR,
  pfd. .....................................................   Chile         14,100         417,712
Tele Celular Sul Participacoes SA, ADR, pfd. ...............   Brazil        17,355         328,660
Tele Centro Sul Participacoes SA, ADR, pfd. ................   Brazil        16,010         888,568
Tele Sudeste Celular Participacoes SA, ADR, pfd. ...........   Brazil        23,810         511,915
Telecomunicacoes de Minas Gerais SA Telemig, B, pfd. .......   Brazil        81,397           1,793
Telesp Celular Participacoes SA, ADR, pfd. .................   Brazil        28,998         757,573
Telesp Participacoes SA, ADR, pfd. .........................   Brazil        39,042         614,912
                                                                                        -----------
TOTAL PREFERRED STOCKS (COST $8,032,297)....................                              7,027,526
                                                                                        -----------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST
  $18,771,501)..............................................                             17,073,033
                                                                                        -----------
                                                                         PRINCIPAL
                                                                          AMOUNT**
                                                                         ----------
(a)REPURCHASE AGREEMENT (COST $100,000) .6%
  Barclays de Zoete Wedd Sec Inc., 5.30%, 10/01/99 (Maturity
    Value $100,015) Collateralized by U.S. Treasury Notes
    and Bonds...............................................             $  100,000         100,000
                                                                                        -----------
TOTAL INVESTMENTS (COST $18,871,501) 98.2%..................                             17,173,033
OTHER ASSETS, LESS LIABILITIES 1.8%.........................                                324,049
                                                                                        -----------
TOTAL NET ASSETS 100.0%.....................................                            $17,497,082
                                                                                        ===========

*Non-income producing.
**Securities denominated in U.S. dollars.
(a)At September 30, 1999, all repurchase agreements held by the Fund had been entered into on that date.

                       See Notes to Financial Statements.

TEMPLETON LATIN AMERICA FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1999 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $18,771,501).....    $17,073,033
 Repurchase agreement, at value and cost....................        100,000
 Cash.......................................................            194
 Receivables:
  Fund shares sold..........................................        285,878
  Dividends and interest....................................         86,306
  From affiliates...........................................         89,250
 Other assets...............................................         10,174
                                                                -----------
      Total assets..........................................     17,644,835
                                                                -----------
Liabilities:
 Payables:
  Fund shares redeemed......................................         44,115
  To affiliates.............................................         75,442
 Accrued expenses...........................................         28,196
                                                                -----------
      Total liabilities.....................................        147,753
                                                                -----------
Net assets, at value........................................    $17,497,082
                                                                ===========
Net assets consist of:
 Distributions in excess of net investment income...........    $   (25,864)
 Net unrealized depreciation................................     (1,717,840)
 Accumulated net realized loss..............................     (8,806,927)
 Beneficial shares..........................................     28,047,713
                                                                -----------
Net assets, at value........................................    $17,497,082
                                                                ===========
CLASS A:
 Net asset value per share ($13,837,481 / 1,619,349 shares
   outstanding).............................................          $8.55
                                                                ===========
 Maximum offering price per share ($8.55 / 94.25%)..........          $9.07
                                                                ===========
CLASS C:
 Net asset value per share ($3,501,694 / 412,629 shares
   outstanding)*............................................          $8.49
                                                                ===========
 Maximum offering price per share ($8.49 / 99.00%)..........          $8.58
                                                                ===========
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($157,907 / 18,494 shares outstanding)...................          $8.54
                                                                ===========

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)

Investment Income:
(net of foreign taxes of $32,854)
 Dividends..................................................    $  200,729
 Interest...................................................        17,769
                                                                ----------
      Total investment income...............................                     $  218,498
                                                                                 ----------
Expenses:
 Management fees (Note 3)...................................       123,087
 Administrative fees (Note 3)...............................        14,770
 Distribution fees (Note 3)
  Class A...................................................        27,297
  Class C...................................................        14,933
 Transfer agent fees (Note 3)...............................        70,100
 Custodian fees.............................................        14,100
 Reports to shareholders....................................        27,000
 Registration and filing fees...............................        16,900
 Professional fees..........................................         9,700
 Trustees' fees and expenses................................         1,600
 Other......................................................         8,982
                                                                ----------
      Total expenses........................................                        328,469
      Expenses waived/paid by affiliate (Note 3)............                        (89,300)
                                                                                 ----------
         Net expenses.......................................                        239,169
                                                                                 ----------
            Net investment loss.............................                        (20,671)
                                                                                 ----------
Realized and unrealized losses:
 Net realized loss from:
  Investments...............................................      (852,997)
  Foreign currency transactions.............................          (538)
                                                                ----------
      Net realized loss.....................................                       (853,535)
 Net unrealized appreciation (depreciation) on:
  Investments...............................................     1,693,466
  Translation of assets and liabilities denominated in
    foreign currencies......................................        (6,158)
                                                                ----------
      Net unrealized appreciation...........................                      1,687,308
                                                                                 ----------
Net realized and unrealized gain............................                        833,773
                                                                                 ----------
Net increase in net assets resulting from operations........                     $  813,102
                                                                                 ==========

                       See Notes to Financial Statements.

TEMPLETON LATIN AMERICA FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                SEPTEMBER 30, 1999         YEAR ENDED
                                                                   (UNAUDITED)           MARCH 31, 1999
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)..............................       $   (20,671)           $    415,698
  Net realized loss from investments and foreign currency
    transactions............................................          (853,535)             (7,856,707)
  Net unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities denominated in
    foreign currencies......................................         1,687,308              (4,014,789)
                                                                ---------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................           813,102             (11,455,798)
 Distributions to shareholders from:
  Net investment income:
   Class A..................................................           (22,007)               (326,007)
   Class C..................................................              (623)                (61,552)
   Advisor Class............................................              (371)                 (2,101)
  Net realized gains:
   Class A..................................................                --                (112,359)
   Class C..................................................                --                 (28,579)
   Advisor Class............................................                --                    (514)
 Beneficial share transactions (Note 2):
   Class A..................................................           (22,926)             (6,104,615)
   Class C..................................................            43,743              (1,319,485)
   Advisor Class............................................            29,866                  44,255
                                                                ---------------------------------------
    Net increase (decrease) in net assets...................           840,784             (19,366,755)
Net assets:
 Beginning of period........................................        16,656,298              36,023,053
                                                                ---------------------------------------
 End of period..............................................       $17,497,082            $ 16,656,298
                                                                =======================================
Undistributed net investment income/(Distributions in excess of net investment income) included in net assets:
 End of period..............................................       $   (25,864)           $     17,808
                                                                =======================================

                       See Notes to Financial Statements.

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Latin America Fund (the Fund) is a separate, diversified series of Templeton Global Investment Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 65% of its total assets in the equity and debt securities of Latin American issuers. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) Common expenses incurred by the Trust are allocated among the funds comprising the Trust based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers three classes of shares: Class A, Class C, and Advisor Class shares. Effective January 1, 1999, Class I and Class II shares were renamed Class A and Class C, respectively. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At September 30, 1999, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 SEPTEMBER 30, 1999                   MARCH 31, 1999
                                                              ------------------------------------------------------------
                                                                SHARES        AMOUNT              SHARES         AMOUNT
                                                              ------------------------------------------------------------
CLASS A SHARES:
Shares sold.................................................   1,022,699    $ 9,374,577          1,543,937    $ 12,540,822
Shares issued on reinvestment of distributions..............       2,125         20,336             48,166         403,120
Shares redeemed.............................................  (1,036,813)    (9,417,839)        (2,217,533)    (19,048,557)
                                                              ------------------------------------------------------------
Net decrease................................................     (11,989)   $   (22,926)          (625,430)   $ (6,104,615)
                                                              ============================================================

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 SEPTEMBER 30, 1999                   MARCH 31, 1999
                                                              ------------------------------------------------------------
                                                                SHARES        AMOUNT              SHARES         AMOUNT
                                                              ------------------------------------------------------------
CLASS C SHARES:
Shares sold.................................................     110,274    $ 1,018,395            324,301    $  2,911,133
Shares issued on reinvestment of distributions..............          62            590             10,240          84,217
Shares redeemed.............................................    (108,601)      (975,242)          (491,366)     (4,314,835)
                                                              ------------------------------------------------------------
Net increase (decrease).....................................       1,735    $    43,743           (156,825)   $ (1,319,485)
                                                              ============================================================

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (continued)

2. BENEFICIAL SHARES (CONT.)

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 SEPTEMBER 30, 1999                   MARCH 31, 1999
                                                              ------------------------------------------------------------
                                                                SHARES        AMOUNT              SHARES         AMOUNT
                                                              ------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.................................................     192,934    $ 1,737,326            406,001    $  3,038,457
Shares issued on reinvestment of distributions..............          38            361                294           2,398
Shares redeemed.............................................    (188,790)    (1,707,821)          (402,915)     (2,996,600)
                                                              ------------------------------------------------------------
Net increase................................................       4,182    $    29,866              3,380    $     44,255
                                                              ============================================================

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TICI of 1.25% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

TICI and FT Services agreed in advance to reduce fees to the extent necessary to limit total expenses to an annual rate of 2.35%, 3.00%, and 2.00% of the Fund's average daily net assets of Class A, Class C, and Advisor Class shares, respectively, through July 31, 2000, as noted in the Statement of Operations.

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.35% and 1.00% per year of the average daily net assets of Class A and Class C shares, respectively. Under the Class A distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At September 30, 1999, unreimbursed costs were $214,479. Distributors received net commissions on sales of Fund's shares and received contingent deferred sales charges for the period of $5,700 and $2,377, respectively.

4. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

TEMPLETON LATIN AMERICA FUND
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES (CONT.)
The cost of securities for income tax purposes is the same as that shown in the Statement of Investments. At September 30, 1999, the net unrealized depreciation based on the cost of investments for income tax purposes was as follows:

Unrealized appreciation.....................................    $   813,785
Unrealized depreciation.....................................     (2,512,253)
                                                                -----------
Net unrealized depreciation.................................    $(1,698,468)
                                                                ===========

At March 31, 1999, the Fund had tax basis capital losses of $3,400,000, which may be carried over to offset future capital gains. Such losses expire March 31, 2007.

At March 31, 1999, the Fund had deferred capital and currency losses occurring subsequent to October 31, 1998 of $4,500,000. For tax purposes, such losses will be reflected in the year ending March 31, 2000.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1999 aggregated $3,290,894 and $3,298,578, respectively.

TEMPLETON LATIN AMERICA FUND
Change in Independent Auditor

On August 13, 1999, McGladrey & Pullen, LLP (McGladrey) resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP
(PwC) to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC. The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report. On October 21, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Smaller Companies Fund
Templeton International Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund*
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund(1)
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund(7)
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin Strategic Income Fund
Franklin U.S. Government
 Securities Fund
Franklin Federal Money Fund(2)
Franklin Money Fund(2)

TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund(2)

STATE-SPECIFIC
TAX-FREE INCOME
Alabama
Arizona(3)
California(3)
Colorado
Connecticut
Florida(3)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(4)
Michigan(4)
Minnesota(4)
Missouri
New Jersey
New York(3)
North Carolina
Ohio(4)
Oregon
Pennsylvania
Tennessee(5)
Texas
Virginia

VARIABLE ANNUITIES(6)
Franklin(R) Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*Effective November 15, 1999, the fund will be renamed Franklin Global Communications Fund.

(1.) This fund is closed to new accounts, with the exception of retirement plan accounts.

(2.) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(3.) Two or more fund options available: long-term portfolio; portfolio of insured securities; high yield portfolio (CA); intermediate-term and money market portfolios (CA and NY).

(4.) Portfolio of insured municipal securities.

(5.) The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

(6.) Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by USAllianz Investor Services, LLC. Franklin Templeton Variable Insurance Products Trust, formerly Franklin Valuemark Funds, is managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

(7.) Franklin MicroCap Value Fund has reopened to new investors.           10/99

[LOGO(R)] FRANKLIN(R) TEMPLETON(R)
Templeton Latin America Fund
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777


SEMIANNUAL REPORT

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
www.franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Latin America Fund prospectus, which contains more complete information, including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

418 S99 11/99                          [RECYCLED LOGO] Printed on recycled paper